Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable	ACCOUNTS RECEIVABLE

As at December 31 (millions of dollars)	2021	2020
Accounts receivable - billed	344	344
Accounts receivable - unbilled	409	421
Accounts receivable, gross	753	765
Allowance for doubtful accounts	(56)	(46)
Accounts receivable, net	697	719
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2021 and 2020:

Year ended December 31 (millions of dollars)	2021	2020
Allowance for doubtful accounts – beginning	(46)	(22)
Write-offs	15	11
Additions to allowance for doubtful accounts[1]	(25)	(35)
Allowance for doubtful accounts – ending	(56)	(46)
1 Additions to allowance for doubtful accounts for the year ended December 31, 2020 included an incremental $14 million related to the COVID-19 pandemic. There were no additional COVID-19 related amounts included in the allowance for doubtful accounts for the year ended December 31, 2021.